American Beacon International Equity Fund

Supplement dated May 14, 2021 to the

Summary Prospectus dated February 28, 2021

Effective May 6, 2021, Mark M. Michel of American Beacon Advisors, Inc. no longer serves as an associate portfolio manager for the American Beacon International Equity Fund (the “Fund”). Accordingly, effective as of May 6, 2021, all references to Mr. Michel in the Fund’s Summary Prospectus are deleted.

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